Subsequent Event - Additional Information (Detail)					2 Months Ended	4 Months Ended	6 Months Ended
	Jul. 15, 2018 USD ($) shares	Mar. 07, 2018 USD ($) $ / shares	Feb. 02, 2018 USD ($)	Jul. 31, 2017 USD ($)	Feb. 28, 2018 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2018 USD ($)	Aug. 06, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Aggregate principal amount				$ 350,000,000		$ 350,000,000
Debt instrument maturity year				2022
Sonatide joint venture
Subsequent Event [Line Items]
Ownership percentage							49.00%		49.00%
Tendered Notes
Subsequent Event [Line Items]
Aggregate principal amount		$ 46,023
Offer | Predecessor
Subsequent Event [Line Items]
Debt instrument repurchase period				60 days		60 days
Offer | Minimum | Predecessor
Subsequent Event [Line Items]
Net proceeds realized from asset sales exceed amount				$ 10,000,000		$ 10,000,000
Offer | Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument fixed interest rate			8.00%
Debt instrument maturity year			2022
Offer | Senior Secured Notes | Maximum
Subsequent Event [Line Items]
Aggregate principal amount			$ 24,700,000
Subsequent Event
Subsequent Event [Line Items]
Ownership percentage	74.00%
Fee payable on termination	$ 35,000,000
Subsequent Event | GulfMark
Subsequent Event [Line Items]
Ownership percentage	26.00%							41.20%
Fee payable on termination	$ 13,000,000
Shares received upon conversion | shares	1.1
Shares received upon warrant coversion | shares	1.1
Subsequent Event | Tendered Notes
Subsequent Event [Line Items]
Aggregate principal amount		$ 46,023
Consideration received by holders from principal amount of per notes | $ / shares		$ 1.00
Consideration received by holders from principal amount of notes		$ 1.00
Cash equal to difference between offer amount and principal amount		$ 24,700,000
Subsequent Event | Offer | Senior Secured Notes
Subsequent Event [Line Items]
Debt instrument fixed interest rate			8.00%
Debt instrument maturity year			2022
Debt instrument maturity date			Mar. 06, 2018
Subsequent Event | Offer | Senior Secured Notes | Maximum
Subsequent Event [Line Items]
Aggregate principal amount			$ 24,700,276
Devaluation Of Angolan kwanza Versus US Dollar
Subsequent Event [Line Items]
Foreign currency exchange rate							250		168
Percentage of devaluation of currency							49.00%
Estimated exchange loss							$ 20,600,000
Percentage of foreign exchange loss recognized							49.00%
Devaluation Of Angolan kwanza Versus US Dollar | Subsequent Event
Subsequent Event [Line Items]
Foreign currency exchange rate					213
Percentage of devaluation of currency					27.00%
Estimated exchange loss					$ 14,000,000
Percentage of foreign exchange loss recognized					49.00%
Devaluation Of Angolan kwanza Versus US Dollar | Subsequent Event | Sonatide joint venture
Subsequent Event [Line Items]
Estimated exchange loss					$ 28,000,000